Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Common Class A [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	285,000,000	285,000,000	285,000,000
Common stock, shares issued	66,653,248	58,838,423	32,824,230
Common stock, shares outstanding	66,653,248	58,838,423	32,824,230
Common Class B [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	2,004,901	2,004,901	2,129,901
Common stock, shares outstanding	2,004,901	2,004,901	2,129,901